Convertible Notes Payable - Related Parties	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE - RELATED PARTIES

NOTE 9 - NOTES PAYABLE – RELATED PARTIES

The Company has an $840,000 convertible note payable ("Note 1") to a related party entity controlled by the Company's CEO. Note 1 bears interest at an annual rate of 7% with an original maturity date of June 11, 2017 which has been extended to June 11, 2022, at which time all unpaid principal and interest is due. The holder of Note 1 has the option to convert the outstanding principal and accrued interest, in whole or in part, into shares of common stock at a conversion price equal to the volume weighted average price per share of common stock for the 30-day period prior to conversion. As of December 31 and September 30, 2018, Note 1 has not been converted and the balance of the note was $688,444 and $688,444, and accrued interest was $138,115 and $125,968, respectively. This note is considered a stock settled debt in accordance with ASC 480 and the fixed monetary amount is equal to the principal amount based on the conversion formula.

The Company has a convertible note payable ("Note 2") with the Company's CEO. Note 2 bears interest at an annual rate of 7% with a maturity date of December 31, 2017, at which time all unpaid principal and interest was due. On December 15, 2017 the due date was extended to July 2, 2018 and then in July, 2018, the due date was extended to June 30, 2019, on December 23, 2018 the maturity date of the note was extended to September 23, 2024. The holder of Note 2 has the option to convert the outstanding principal and accrued interest, in whole or in part, into shares of common stock at a conversion price equal to the volume weighted average price per share of common stock for the 30-day period prior to conversion. During the three months ended December 31, 2018, the Company borrowed $19,000 on this note. As of December 31, 2018 and September 30, 2018, Note 2 has not been converted, the balance was $46,670 and $27,670, and accrued interest was $11,845 and $11,350, respectively. This note is considered a stock settled debt in accordance with ASC 480 and the fixed monetary amount is equal to the principal amount based on the conversion formula.

On December 20, 2018 the Company issued a, non-convertible promissory note to the CEO for $400,000. The note bears interest at 12% per annum, matures in 5 years on January 7, 2024 and requires monthly payment of interest and principal of $5,000 with a balloon payment at maturity. The accrued interest balance was $1,315 as of December 31, 2018.

NOTE 9 - CONVERTIBLE NOTES PAYABLE – RELATED PARTIES

The Company has an $840,000 convertible note payable ("Note 1") to a related party entity controlled by the Company's CEO. Note 1 bears interest at an annual rate of 7% with an original maturity date of June 11, 2017 which has been extended to June 11, 2022, at which time all unpaid principal and interest is due. The holder of Note 1 has the option to convert the outstanding principal and accrued interest, in whole or in part, into shares of common stock at a conversion price equal to the volume weighted average price per share of common stock for the 30-day period prior to conversion. As of September 30, 2018 and 2017, Note 1 has not been converted and the balance of the note was $688,444 and $688,444, and accrued interest was $125,968 and $77,776, respectively. This note is considered a stock settled debt in accordance with ASC 480 and the fixed monetary amount is equal to the principal amount based on the conversion formula.

The Company has a convertible note payable ("Note 2") with the Company's CEO. Note 2 bears interest at an annual rate of 7% with a maturity date of December 31, 2017, at which time all unpaid principal and interest was due. On December 15, 2017 the due date was extended to July 2, 2018 and then in July, 2018, the due date was extended to June 30, 2019. The holder of Note 2 has the option to convert the outstanding principal and accrued interest, in whole or in part, into shares of common stock at a conversion price equal to the volume weighted average price per share of common stock for the 30-day period prior to conversion. During the year ended September 30, 2018, the Company borrowed $670 and repaid $95,000 on this note. As of September 30, 2018 and 2017, Note 2 has not been converted, however a portion of the balance was paid down with cash, the balance was $27,670 and $122,000, and accrued interest was $11,350 and $10,707, respectively. This note is considered a stock settled debt in accordance with ASC 480 and the fixed monetary amount is equal to the principal amount based on the conversion formula.